Group statement of changes in equity - USD ($) $ in Millions		Total	Share capital [member]	Share premium [Member]	Other reserves [Member]	Retained earnings [Member]	Total [member]	Non-controlling interests [Member]
Opening balance at Dec. 31, 2015		$ 44,128	$ 4,174	$ 4,300	$ 9,139	$ 19,736	$ 37,349	$ 6,779
Total comprehensive income for the year	[1]	4,713			(49)	4,553	4,504	209
Currency translation arising on Rio Tinto Limited's share capital		(35)	(35)				(35)
Dividends		(3,077)				(2,725)	(2,725)	(352)
Companies No Longer Consolidated		8						8
Own shares purchased from Rio Tinto shareholders to satisfy share options		(80)			(43)	(37)	(80)
Change in equity interest held by Rio Tinto	[2]	(165)			108	40	148	(313)
Treasury shares reissued and other movements		4		4			4
Equity issued to holders of non-controlling interests		109						109
Employee share options and other IFRS 2 charges to the income statement		125			61	64	125
Closing balance at Dec. 31, 2016		45,730	4,139	4,304	9,216	21,631	39,290	6,440
Total comprehensive income for the year	[1]	11,939			3,078	8,613	11,691	248
Currency translation arising on Rio Tinto Limited's share capital	[3]	310	310				310
Dividends		(4,653)				(4,250)	(4,250)	(403)
Share buy-back	[4]	(2,397)	(89)		4	(2,312)	(2,397)
Companies No Longer Consolidated		(2)			(124)	130	6	(8)
Own shares purchased from Rio Tinto shareholders to satisfy share options	[5]	(82)			(64)	(18)	(82)
Change in equity interest held by Rio Tinto						43	43	(43)
Treasury shares reissued and other movements		2		2			2
Equity issued to holders of non-controlling interests		170						170
Employee share options and other IFRS 2 charges to the income statement		98			41	57	98
Transfers and other movements					133	(133)
Closing balance at Dec. 31, 2017		51,115	4,360	4,306	12,284	23,761	44,711	6,404
Adjustment for transition to new accounting standards | Increase (decrease) due to changes in accounting policy required by IFRSs [Member]	[6]	(169)			10	(179)	(169)
Restated opening balance at Dec. 31, 2017		50,946	4,360	4,306	12,294	23,582	44,542	6,404
Total comprehensive income for the year	[1]	10,786			(3,600)	14,263	10,663	123
Currency translation arising on Rio Tinto Limited's share capital	[3]	(382)	(382)				(382)
Dividends		(5,771)				(5,356)	(5,356)	(415)
Share buy-back	[4]	(5,704)	(290)		9	(5,423)	(5,704)
Own shares purchased from Rio Tinto shareholders to satisfy share options	[5]	(254)			(114)	(140)	(254)
Change in equity interest held by Rio Tinto						60	60	(60)
Treasury shares reissued and other movements		6		6			6
Equity issued to holders of non-controlling interests		85						85
Employee share options and other IFRS 2 charges to the income statement		111			50	61	111
Transfers and other movements					22	(22)
Closing balance at Dec. 31, 2018		$ 49,823	$ 3,688	$ 4,312	$ 8,661	$ 27,025	$ 43,686	$ 6,137

[1]	Refer to Group statement of comprehensive income for further details. Adjustments to other reserves include currency translation attributable to owners of Rio Tinto, other than that arising on Rio Tinto Limited’s share capital.
[2]	The restructure of Coal & Allied Industries Limited completed on 3 February 2016. The restructure involved the exchange of a 32.4% interest in Hunter Valley Operations mine for an additional 20% shareholding in Coal & Allied Industries Limited, increasing Rio Tinto’s shareholding of Coal & Allied Industries Limited from 80% to 100%. Rio Tinto sold its 100% interest in Coal & Allied Industries Limited on 1 September 2017.
[3]	Refer to note 1(d).
[4]	In 2018, the total amount of US$5,704 million includes own shares purchased from the owners of Rio Tinto as per the cash flow statement of US$5,386 million and a financial liability recognised in respect of an irrevocable contract in place as at 31 December 2018 to cover the share buy-back programme, less amounts paid during the year in respect of a similar irrevocable contract in place at 31 December 2017. In 2017, the total amount of US$2,397 million includes own shares purchased from the owners of Rio Tinto as per the cash flow statement of US$2,083 million and a financial liability recognised in respect of the irrevocable contract in place as at 31 December 2017.
[5]	Net of contributions received from employees for share options.
[6]	The impact of the transition to new accounting standards; IFRS 9 “Financial Instruments” and IFRS 15 “Revenue from Contracts with Customers” on 1 January 2018 is discussed in note 45.